Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 10, 2018
Registrant Name	dei_EntityRegistrantName	RIVERPARK FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001494928
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 20, 2018
Prospectus Date	rr_ProspectusDate	Oct. 20, 2018
RiverPark Floating Rate CMBS Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RiverPark Floating Rate CMBS Fund   Retail Class Shares Institutional Class Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RiverPark Floating Rate CMBS Fund (the "Fund") seeks to generate current income and capital appreciation consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses (which include administration, transfer agency and custodian fees) are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to generate current income and capital appreciation consistent with the preservation of capital by investing in commercial mortgage backed securities ("CMBS"), predominately in the United States. CMBS are debt instruments that are secured, directly or indirectly, by commercial real estate ("CRE") assets and include bank loans secured by CRE assets ("Bank Loans"), certificated CRE mezzanine loans ("Mezzanine Loans") and CRE collateralized debt and loan obligations ("CLOs").

Under normal circumstances, the Fund may invest up to 100% of its assets in fixed income securities of which no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) will be invested in floating rate CMBS. Floating rate CMBS will typically have coupons that reset monthly to the London Inter-Bank Offered Rate ("LIBOR"). There is no limitation on the maturity of fixed income securities in which the Fund invests.

The Fund will primarily make investments in assets that, at the time of purchase by the Fund, are current with respect to payments of interest and principal in accordance with their underlying documents (referred to herein as "performing") and which RiverPark Advisers, LLC (the "Adviser") believes, if held to maturity, have a limited risk of loss of principal. The CMBS acquired by the Fund will typically be protected by subordinate layers of debt and equity credit support. Typically, the investments will have an exposure, including all debt that is senior and at the same level, of no greater than 65% of the underlying real estate value (a 65% loan-to-value ratio or "LTV"). For example, if the total of senior and same level debt is $65 million and the underlying real estate is valued at $100 million, then that security would have a 65% LTV.

The Fund seeks to generate its returns primarily from its investments' monthly cash distributions and secondarily through opportunistic trading. The CMBS investments will generally have between two and five years of remaining loan term (though individual securities may have maturities as long as ten years and as short as one year or less). All securities are currently expected to be U.S. dollar-denominated although they may be issued by a foreign corporation or entity or a U.S. affiliate of a foreign corporation or entity. The Fund may invest without limitation in securities and instruments of foreign issuers of CMBS where the properties underlying the securities are located in the United States or its territories, or the Fund may also invest in a limited amount (but no more than 10% of its net assets) of CMBS backed by properties located in foreign countries.

The Fund will invest across the debt capital structure from AAA to unrated, with a significant percentage (up to 100%) of investments expected to be below investment grade (commonly referred to as "junk bonds," which are considered speculative). However, the Adviser does not rely solely on rating agencies to determine the risk associated with an investment; instead, the Adviser's investment process is a fundamental based "bottom up" focus on CRE credit quality. The Adviser's investment process is comprised of three interrelated components: analysis of the underlying CRE properties, analysis of the security's legal structure and yield and ongoing portfolio management focused on trading and risk management.

The Fund intends to be primarily a "buy and hold" investor in CMBS , but will also use its trading skills to buy and sell investments opportunistically, either offensively (to capture additional perceived upside) or defensively (to protect against perceived credit erosion). The Fund's portfolio turnover rate is expected to be less than 50% per year.

While the Fund seeks to invest primarily in performing CMBS, it will opportunistically invest in distressed and/or sub-performing CMBS if such investments otherwise satisfy the Adviser's bottom-up investment approach described above.

If the Adviser is unable to find attractive investment opportunities, consistent with the Fund's investment objectives, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment objective.

Industry Concentration Policy. The Fund intends to concentrate its investments in the commercial real estate industry, which will include CMBS and other securities that are secured by or otherwise have exposure to commercial real estate. This means that the Fund may invest more than 25% of its total assets in CMBS, which will cause the Fund to be more sensitive to adverse economic, business or political developments that affect the commercial real estate industry and CMBS than a fund that invests more broadly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money. The following is a summary of the principal risks of investing in the Fund. You should read the full discussion in this Prospectus under "Risk Factors" on page 13.

CMBS Liquidity Risk. Liquidity risk relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund's books. The Fund's investments in CMBS are primarily privately issued, restricted securities (see Privately Issued Securities Risk below). These securities do not trade on an exchange and the daily recorded trading volume for these investments is generally lower than for other fixed income securities. As a result, the Fund may be subject to greater exposure to liquidity risk than funds that invest in other fixed income securities.

The Adviser will monitor on a daily basis the liquidity of each of the Fund's investments. In making its liquidity determination, the Adviser will, among other things, weigh the following criteria:

i.	the frequency of trades and quotes for the security or similar securities;
ii.	the number of dealers willing to purchase or sell the security or similar securities and the number of other potential buyers;
iii.	dealer undertakings to make a market in the security or similar securities;
iv.	and the nature of the security and the nature of the marketplace in which it trades.

Nevertheless, there can be no assurance that the Adviser's liquidity determinations will be accurate and there may be a limited market for the Fund's securities. In the event that the Fund desires to sell for investment reasons or is required to sell to meet redemption requests, the Fund may be forced to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund.

CMBS Risk. The Fund will invest in CMBS. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. The value of the collateral securing CMBS may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, CMBS may not be fully collateralized and may decline significantly in value.

Commercial Real Estate Risk. The CMBS in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. In the event of any default under a mortgage, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the commercial mortgage loan.

Credit Risk. The Fund is subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument.

Market Contraction Risk. Stressed conditions in the markets for CMBS and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CMBS. To the extent that the market for CMBS suffers such a contraction, securities that were previously considered liquid could become temporarily illiquid, and the Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund.

Privately Issued Securities Risk. The Fund intends to invest in privately-issued securities, including those that may be resold only in accordance with Rule 144A or Regulation S under the 1933 Act ("Restricted Securities"). Restricted Securities are not publicly traded and are subject to a variety of restrictions, which limit a purchaser's ability to acquire or resell such securities. Delay or difficulty in selling such securities may result in a loss to the Fund.

Risks of Investing in Fixed Income Securities. The Fund may invest up to 100% of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk.

Interest Rate Risk. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Increases in interest rates can result in significant declines in the prices of fixed-income securities. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The negative impact on fixed income securities generally from rate increases, regardless of the cause, could be swift and significant, which could result in losses by the Fund, even if anticipated by the Adviser.

Below Investment Grade ("Junk Bond") Securities Risks. The Fund may invest up to 100% of its assets in fixed-income instruments that are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by nationally recognized statistical rating organizations and accordingly involve great risk. Such securities, sometimes called junk bonds, are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Mezzanine Loan Risk. The terms of a mezzanine loan may restrict transfer of the interests securing such loan (including an involuntary transfer upon foreclosure) or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

Risk of Investing in Bank Loans. The secondary market for bank loans is a private, unregulated inter-dealer or inter-bank resale market. Bank loans are usually rated below investment grade. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Collateralized Loan Obligation ("CLO") Risk. CLOs and other similarly structured securities are types of asset-backed securities. The cash flows from the CLO trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches may experience substantial losses due to defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. Normally, CLOs and other similarly structured securities are privately offered and sold, and thus are not registered under the securities laws.

Subordinated CMBS Risk. Subordinated classes of CMBS are generally entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

Management Risk. Management risk means that the Adviser's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Non-Diversified Portfolio Risk. The Fund is non-diversified which means that its portfolio will be invested in a relatively small number of securities. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Illiquid Securities Risk. The Fund may invest in, but will invest no more than 15% of its net assets in, illiquid securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Adviser or at prices approximating the value at which the Fund is carrying such securities.

No FDIC Guarantee Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified which means that its portfolio will be invested in a relatively small number of securities. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is newly formed and has not begun operations as of the date of this prospectus, performance information of the Fund is not yet available. Updated information on the Fund's performance, including its current net asset value per share can be obtained by visiting www.riverparkfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly formed and has not begun operations as of the date of this prospectus, performance information of the Fund is not yet available.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
RiverPark Floating Rate CMBS Fund | Retail Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	riverpark_ShareholderServicingFees	0.25%	[1]
Administrative Fees	riverpark_AdministrativeFees	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	$ 397
RiverPark Floating Rate CMBS Fund | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	riverpark_ShareholderServicingFees	none	[1]
Administrative Fees	riverpark_AdministrativeFees	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	$ 318

[1]	Based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares.
[2]	Other Expenses (which include administration, transfer agency and custodian fees) are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares.